Stock Based Compensation Expense	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Stock Based Compensation Expense

8.      Stock Based Compensation Expense

The following table shows stock option activity for the nine months ended September 30, 2021:

	Shares Available for Grant	Outstanding Stock Awards	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance, December 31, 2020	12,444	437,556	$0.90	5.5
Exercised	—	(58,500)	(0.81)
Forfeited/Cancelled	56,250	(56,250)	(0.18)
Balance, September 30, 2021	68,694	322,806	$1.17	4.9	$310,686

Exercisable, September 30, 2021	—	337,598	$1.09	5.0	$310,686

The intrinsic value for the options exercised for the nine months ended September 30, 2021 was approximately $70,000.

Stock based compensation expense related to the employee options was $2,160 and $3,657 for the three months ended September 30, 2021 and 2020, respectively. Stock based compensation expense related to the employee options was $9,007 and $10,982 for the nine months ended September 30, 2021 and 2020, respectively. Stock based compensation expense related to the non-employee options was $0 and $1,671 for the three months ended September 30, 2021 and 2020, respectively. Stock based compensation expense related to the non-employee options was $0 and $6,682 for the nine months ended September 30, 2021 and 2020, respectively. No income tax benefit has been recognized related to the stock based compensation expense, and no tax benefits have been realized from the exercised stock options. As of September 30, 2021, unrecognized stock based compensation associated with stock options amounted to $3,598. These costs are expected to be recognized over a weighted-average period of 0.42 years for the stock options awards.